Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Strategic Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,710		$ 10,531	$ 10,521	$ 10,835	$ 11,599	$ 12,092	$ 12,807	$ 11,471	$ 11,344	$ 12,153	$ 11,784
Columbia Strategic Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,764	10,700	10,937	11,592	12,024	12,617	11,218	11,011	11,707	11,267
Columbia Strategic Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,873	10,917	11,271	12,066	12,642	13,400	12,030	11,925	12,807	12,448
Columbia Strategic Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,845	10,889	11,241	12,035	12,610	13,368	12,002	11,898	12,780	12,431
Columbia Strategic Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,845	10,874	11,203	12,029	12,580	13,365	12,000	11,903	12,790	12,448
Columbia Strategic Municipal Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,845	10,835	11,158	11,945	12,453	13,189	11,814	11,683	12,516	12,166
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,694	10,722	10,828	11,619	12,242	12,645	11,769	11,878	12,323	12,322
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Accumulated Value	$ 10,000		$ 11,344	$ 11,483	$ 12,266	$ 13,257	$ 13,671	$ 15,400	$ 14,143	$ 14,115	$ 15,439	$ 15,306